Stock-based compensation	12 Months Ended
Dec. 31, 2023
Compensation Related Costs [Abstract]
Stock-based compensation

Note  27.   Stock-based compensation

Employee stock option plans

The F Share Option Plan (“FSOP”) and the Employee Share Option Plan (“ESOP”) were approved respectively on January 19, 2023, and September 15, 2023 by the Board of directors of SEALSQ.

Grants

In the 12 months to December 31, 2023, the Group granted a total of 77 options exercisable in F shares.

The options granted consisted of:

-	77 options with immediate vesting granted to employees, none of which had been exercised as of December 31, 2023.

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on ordinary shares under the ESOP in the year ended December 31, 2023.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model. Expected volatility is based on the other companies (in the same industry and of the similar size) share price volatility.

In the year ended December 31, 2023, a total charge of USD 492 for options granted to employees was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	n/a	n/a
Expected market price volatility	73.19%	n/a	n/a
Average remaining expected life of stock options on F shares (years)	6.19	n/a	n/a

Unvested options to employees as at December 31, 2023 were recognized prorata temporis over the service period (grant date to vesting date).

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2023 and 2022.

Non-vested options on F shares	Number of F shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2021	—	—
Granted	—	—
Vested	—	—
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2022	—	—
Granted	77	6.39
Vested	77	6.39
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2023	—	—

The following tables summarize the Group’s stock option activity for the years ended December 31, 2023 and 2022.

Options on F shares	F shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2021	—	0.00	0.00	—
Of which vested	—	0.00	0.00	—
Granted	—	—	—	—
Outstanding as at December 31, 2022	—	0.00	0.00	—
Of which vested	—	0.00	0.00	—
Granted	—	—	—	—
Outstanding as at December 31, 2023	77	0.05	6.19	19
Of which vested	77	0.05	6.19	19

Summary of stock-based compensation expenses

Stock-based compensation expenses	12 months ended December 31,
USD	2023	2022	2021
In relation to F share Option Plan (FSOP)	492	—	—
In relation to non-FSOP option agreements	—	—	—
Total	492	—	—

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	12 months ended December 31,
USD	2023	2022	2021
Research & development expenses	—	—	—
Selling & marketing expenses	—	—	—
General & administrative expenses	492	—	—
Total	492	—	—